Summary of Principal Accounting Policies (Details)			12 Months Ended
	Dec. 28, 2023 USD ($)	Oct. 26, 2022 USD ($)	Sep. 30, 2023 CNY (¥) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2023 USD ($)	Oct. 26, 2022 CNY (¥)
Summary of Principal Accounting Policies [Line Items]
Accumulated deficits			¥ (3,629,980,000)		¥ (3,558,667,000)				$ (497,530,000)
Net cash used in operating activities from continuing operations			¥ (24,320,000)	$ (3,335,000)	(7,096,000)		¥ (161,402,000)
Current liabilities					643,424,000		597,242,000
Consideration amount (in Dollars) | $	$ 180,000,000
Percentage of interest rate	3.00%
Cash requirements										¥ 300,000,000
Financial support (in Dollars) | $		$ 1,000,000
Foreign currency translations			Translations of balances in the consolidated balance sheet, and the related consolidated statements of comprehensive (loss) income, shareholders’ deficits and cash flows from RMB into US dollars as of and for the year ended September 30, 2023 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB 7.2960, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on September 30, 2022.	Translations of balances in the consolidated balance sheet, and the related consolidated statements of comprehensive (loss) income, shareholders’ deficits and cash flows from RMB into US dollars as of and for the year ended September 30, 2023 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB 7.2960, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on September 30, 2022.
Foreign currency transaction			¥ 7.296
Total expenses			¥ 215,000
Tax benefit largest amount			50.00%	50.00%
Share based compensation expenses			¥ 4,782,000	$ 4,782,000	¥ 9,771,000	$ 9,771,000	¥ 15,806,000	$ 15,806,000
Treasury shares (in Shares) | shares					77,100,000	77,100,000	77,100,000	77,100,000
Treasury shares (in Shares) | shares
Rendering Services [Member]
Summary of Principal Accounting Policies [Line Items]
Value added taxes			6.00%						6.00%
Sales of Goods Education Surtax and Urban Maintenance and Construction Tax [Member]
Summary of Principal Accounting Policies [Line Items]
Value added taxes			13.00%						13.00%
Business Acquisition [Member]
Summary of Principal Accounting Policies [Line Items]
Equity interest percentage	100.00%